DEBT FACILITIES (Details Textual)		12 Months Ended
	Dec. 02, 2021 USD ($) Note $ / shares shares	Dec. 31, 2022 USD ($) Note	Mar. 31, 2022 USD ($)	Mar. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Remaining carrying value of settled notes		$ 0
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing convertible debentures	$ 230,000,000
Proceeds from issuing convertible debentures, net	222,800,000
Payments of transaction costs for borrowings	$ 7,200,000
Borrowings, interest rate	0.375%
Convertible debentures, conversion rate per $1000 (in shares) | shares	60.3865
Convertible debentures, conversion price per share (in dollars per share) | $ / shares	$ 16.56
Convertible debentures, fair value of the debt portion	$ 180,400,000
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life (Year)	5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate	4.75%
Convertible debentures, fair value component, effective interest rate	5.09%
Reserve of equity component of convertible instruments	$ 42,300,000
Reserve of equity component of convertible instruments, deferred tax liability	11,400,000
Amortizable transaction costs	$ 7,200,000
Number of existing notes redeemed | Note	125,231
Remaining notes settled at par value | Note		6,950
Total costs of notes	$ 164,900,000	$ 6,950,000
Proceeds allocated to carrying value of debt	118,900,000	6,600,000
Proceeds allocated to equity reserves of notes	41,800,000	$ 200,000
Loss on the settlement of debt	$ 4,600,000
Number of remaining notes converted to common shares by note holders | Note	24,219
Remaining notes conversion rate per $1,000 face value | shares	106.0528
Proceeds allocated to carrying value of remaining notes	$ 23,200,000
Proceeds allocated to equity reserves of remaining notes	$ 4,100,000
Convertible Debentures [Member] | Convertible debentures redeemption [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debentures, share price threshold	130.00%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.25%
Borrowings available under line of credit			$ 100,000,000	$ 50,000,000
Line of credit, standby fee, percentage of undrawn portion		0.5625%
Covenant leverage ratio based on total debt to rolling four quarters adjusted EBITDA		3
Interest coverage ratio covenant		4
Information about restrictions or covenants imposed by leases on lessee		The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases, excluding any leases that would have been classified as operating leases in effect immediately prior to the implementation of IFRS 16 - Leases, of up to $50.0 million.
Letter of credit used as collateral		$ 5,000,000
Undrawn portion of revolving credit facility		$ 75,000,000			$ 0
Revolving Credit Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.25%
Line of credit, standby fee, percentage of undrawn portion			0.563%
Revolving Credit Facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.50%
Line of credit, standby fee, percentage of undrawn portion			0.875%